Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of significant accounting policies
Summary of significant accounting policies

3.Summary of significant accounting policies

The accounting policies and methods of computation applied in the preparation of these interim condensed consolidated financial statements are consistent with those disclosed in the annual consolidated financial statements of the Group for the year ended December 31, 2021 included in the Form 20-F for the year ended December 31, 2021 as filed with the Securities and Exchange Commission on April 29, 2022. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

3.1.Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the total of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs incurred, such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees, are expensed and included in operating expenses.

The Group measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as at the acquisition date.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and vested share-based payment awards of the acquiree that are replaced in the business combination.

If control is achieved in stages, the acquirer’s previously held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss.

A contingent liability of the acquiree is recognized in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

Only components of non-controlling interest constituting a present ownership interest that entitles their holder to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or at the present ownership instruments’ proportionate share of the acquiree’s identifiable net assets. All other components are measured at their acquisition date fair value.

The Group accounts for a change in the ownership interest of a subsidiary (without loss of control) as a transaction with owners in their capacity as owners. Therefore, such transactions do not give rise to goodwill, nor do they give rise to a gain or loss and are accounted for as an equity transaction.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill forms part of a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained. If the Group reorganizes its reporting structure in a way that changes the composition of one or more cash-generating units to which goodwill has been allocated, the goodwill is reallocated to the units affected. The reallocation is performed using a relative value approach similar to that used in connection with the disposal of an operation within a cash-generating unit, unless some other method better reflects the goodwill associated with the reorganized units.

A.Acquisition of game development studios

On January 25, 2022, the Board approved the acquisition of three game development studios, aiming at accelerating the Company’s product growth strategy and enlarging its player base.

The Company acquired 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd, MX Capital Ltd, and Castcrown Ltd, respectively. For the information regarding the associates please see Note 16.

On January 27, 2022, the Company entered into a share purchase agreement to acquire 100% of the issued share capital of Gracevale Ltd, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, a share consideration of 3,963, and a deferred share consideration of 10,520 subject to certain conditions. In parallel with the acquisition of Gracevale Ltd, the Company also acquired Lightmap Studio for an amount of 150, which will now take part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022. The deal is accounted for as business combinations based on the provisions of IFRS 3. Gracevale Ltd was renamed to Lightmap Ltd on March 30, 2022.

Based on the Share purchase agreement at the date of acquisition the sellers received the option to require Nexters Inc. to acquire outstanding consideration shares from the seller for a price of US$ 10.00 per share. There are two scenarios when the option becomes exercisable:

●	the first scenario is when the shares are ineligible for sale on Nasdaq in one year from the date of allotment of such shares;
●	the second scenario represents a general right of the sellers to sell their outstanding consideration shares to Nexters Inc. no later than two years from the acquisition date.

The option is recognized on the acquisition date in the amount of 13,636 calculated as the present value of the redemption amount of the share consideration discounted using the Company’s incremental borrowing rate. The unwinding of the discount from the acquisition date till the reporting date amounted to 101.

B.Consideration transferred

The following table summarises the acquisition-date fair value of each major class of consideration transferred.

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,384
Total fair value of consideration	67,209

Share consideration and deferred share consideration fair value were determined using the quantity of the shares stated in the share purchase agreement multiplied by the share price of Nexters Inc. as at the date of acquisition, which is US$ 7.97.

The difference between the share considerations and put option of the sellers of Lightmap Ltd of 2,094 is reflected in the interim condensed consolidated statement of changes in equity in the line “Issue of ordinary shares related to business combination”.

C.Fair value of the assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Lightmap Ltd on provisional basis as at the date of acquisition were:

Fair value recognized on
acquisition, January 31, 2022,
Lightmap Ltd
Assets
Property and equipment	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,043
Trade and other receivables	2,375
Cash and cash equivalents	1,555
Prepaid tax	383
25,318
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,185)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
(5,517)
Total identifiable net assets at fair value	19,801
Goodwill arising on acquisition	47,408
NCI	—
Purchase consideration transferred	67,209

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	1,555
Consideration to be paid	(55,667)
Cash payable after reporting period	4,090
Net cash flow in acquisition	(50,022)

D.Goodwill

Goodwill recognized in the amount of 47,408 is attributable primarily to the synergy effects as well as workforce and was assigned to the whole Group as one Cash Generating Unit (see Note 4). None of the goodwill is expected to be deductible for income tax purposes. The Company recognized separately from the acquisition the cost of the due diligence of 51 as acquisition related costs that should be expensed in the current period.

Lightmap Ltd’s property and equipment consist of office equipment purchased within the last three years, its fair value approximates to its carrying amount.

At the date of the acquisition, the fair value of the trade and other payables of Lightmap Ltd approximates to its carrying amount due to the fact they are represented by short-term advances and lease deposit.

The group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The group’s trade and other receivables amount represents gross contractual amounts for the acquired receivables, its fair value approximates to its carrying amount as they are predominantly short-term.

The deferred revenue represents the payments from players for virtual items, which are non-refundable and relate to non-cancellable contracts that specify the company’s obligations. These payments are initially recorded as deferred revenue. The related platform and payment processing fees are recorded as expense in the same period when the relevant revenue is recognized while the amount of the platform and payment processing fees, which relate to the deferred revenue, is recognized as deferred platform commission fees. Management applied the bottom-up approach to estimate the fair value of the deferred revenue as required by IFRS 3. Under this approach, the company adds the cost that it incurs to fulfill the performance obligation to the profit margin. The cost does not include items such as marketing, training, and recruiting. Such costs are not included as the company incurs these either before the acquisition date or these are not needed to fulfill the obligation. Based on the analysis, the fair value of the deferred revenue was determined to be insignificant. Respectively, the fair value of the deferred commission fees is also insignificant. Therefore, no balances were recognized as of the acquisition date.

CGU was not tested for impairment because there were no impairment indicators as at June 30, 2022.

From the date of acquisition Lightmap Ltd has contributed revenue of 2,524 and net loss before tax of 2,561 to the continuing operations of the Group.

If the acquisition had taken place at the beginning of the year, consolidated revenue of the Group would have been 252,395 and profit before tax from continuing operations for the period would have been 74,593.

For the details of measurement of the intangible assets recognized as at acquisition date see Note 4.

E.Reconciliation of carrying amount of goodwill

Cost
Balance at January 1, 2022	1,501
Acquisition through business combination	47,408
Translation reserve	(9)
Balance at June 30, 2022	48,900

F.Contingencies

Lightmap Ltd recognized a liability of 925 in relation to corporate income tax risks and of 1,381 in relation to indirect taxes, as it considered that there is a present obligation as a result of past events with the probable outflow of resources. Lightmap Ltd also recognized a contingent liability of 737 under IFRS 3 in relation to corporate income tax, as it considered that there is a present obligation as a result of past events with the probability of outflow of the recourses lower than 50%. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the share purchase agreement.

3.   Summary of significant accounting policies

Except as described in Note 2.5, the accounting policies have been applied consistently throughout the periods presented in these consolidated financial statements.

Set out below are the principal accounting policies used to prepare these consolidated financial statements:

3.1. Business combinations, goodwill and merger transaction

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree, and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

Acquisition of subsidiaries

On February 3, 2021, Nexters Global Ltd acquired 100% of the voting shares in Nexters Online LLC and Nexters Studio LLC, two Russian game development studios, for the total consideration of 1,247 (RUB 93 million), where 163 and 1,084 are the consideration paid per stated voting shares respectively. The consideration was fully paid in cash. The Company’s management considers the acquisition of the product development team as a primary business purpose of the deals. The acquisitions have been accounted for using the acquisition method. The consolidated financial statements include the results of the companies for the eleven-month period from the acquisition date.

On April 5, 2021, Nexters Global Ltd acquired 100% of the voting shares in NHW Ltd, a company registered in accordance with the laws of the Republic of Cyprus, for the total consideration of 24 (€20,000), which comprises the whole business acquisition. The consideration was fully paid in cash. The Company’s management considers the acquisition of the testing development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method. The consolidated financial statements include the results of the company for the nine-month period from the acquisition date.

On December 9, 2021, Nexters Global Ltd acquired 70% of the voting shares in Game Positive LLC, a company registered in accordance with the laws of the Russian Federation, for the total consideration of 1. The consideration was fully paid in cash. The Company’s management considers the acquisition of the product development team as a primary business purpose of the deal. The acquisition has been accounted for using the acquisition method. The consolidated financial statements include the results of the company for the period from the acquisition date.

The fair values of the identifiable assets and liabilities of all the acquired companies as at the date of acquisition were:

	Fair value recognized	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition, February 3, 2021	on acquisition, February 3, 2021,	on acquisition, April 5 2021,	on acquisition, December 9, 2021,
	Nexters Studio LLC	Nexters Online LLC	NHW Ltd	Game Positive LLC
Assets
Property and equipment	390	85	—	71
Intangible assets	38	14	—	—
Right-of-use assets	1,164	395	—	—
Trade and other receivables	656	80	15	48
Other assets	91	27	—	59
Cash and cash equivalents	26	4	1	82
Prepaid tax	28	—	—	12
	2,393	605	16	272
Liabilities
Deferred tax liability	(4)	(16)	—	—
Lease liabilities – current	(1,164)	(395)	—	—
Trade and other payables	(1,415)	(218)	—	(159)
Tax liability	—	(4)	—	—
	(2,583)	(633)	—	(159)
Total identifiable net assets at fair value	(190)	(28)	16	113
Goodwill/(negative goodwill) arising on acquisition	1,274	191	8	(79)
NCI	—	—	—	(33)
Purchase consideration transferred	1,084	163	24	1

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	26	4	1	82
Cash paid	(1,084)	(163)	(24)	(1)
Net cash flow in acquisition	(1,058)	(159)	(23)	81

Goodwill recognized in the amount of 1,501 (1,473 goodwill as at the dates of acquisitions and 28 of translation reserve as at December 31, 2021) is attributable primarily to the expected synergies and was assigned to the whole Group as one Cash Generating Unit. The acquisition of Game Positive LLC resulted in a bargain purchase as the fair value of assets acquired and liabilities assumed exceeded the total of fair value of consideration paid and the proportionate value of non-controlling interest by 79. The Company recognized the amount as a gain which is reflected in Other income within Net finance income. None of the goodwill is expected to be deductible for income tax purposes. The Company did not recognize separately from the acquisitions any acquisition related costs that should be expensed in the current period.

Property and equipment of Nexters Studio LLC, Nexters Online LLC and Game Positive LLC (“Russian companies”) consist of office equipment purchased within 2020, so its fair value approximates to its carrying amount.

At the date of the acquisition, the fair value of the trade and other receivables of Russian companies approximates to its carrying amount due to the fact they are represented by short-term advances and lease deposits.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The companies’ trade and other payables amount represents gross contractual amounts for the acquired payables.

Nexters Global Ltd and Russian companies were parties to a pre-existing relationship, which should be accounted for separately from the business combination. No additional adjustment was made for the amount by which the contract is favorable or unfavorable from the perspective of the acquirer when compared with terms of current market transactions for the same or similar items, as the transactions comprising pre-existing relationship were executed on the market terms.

From the date of acquisition, Nexters Studio LLC, Nexters Online LLC, NHW Ltd and Game Positive LLC have contributed no revenue as prior to the acquisitions all revenue generated by the acquired businesses was from the provision of services to Nexters Global Ltd and is eliminated on consolidation, and contributed 16,563, 2,219, 13 and 134 respectively to the net loss before tax from the continuing operations of the Group.

If the acquisition had taken place at the beginning of the year, consolidated revenue would have been unchanged for the reason described above at 434,094 and net loss from continuing operations for the year would have been 118,576.

Merger of Nexters Global Ltd, Nexters Inc. and Kismet Acquisition One Corp

On August 26, 2021 the Company successfully consummated the business combination with Kismet Acquisition One Corp. (“Kismet”, a Special Purpose Acquisition Company (“SPAC”)), which was announced on February 1, 2021. The Company treated the Transaction as a capital transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of Kismet. The Transaction did not constitute a business combination as defined under IFRS 3 Business Combinations, as Kismet is a non-operating entity that does not meet the definition of a business under IFRS 3, as given that it consisted predominantly of cash in the Trust Account.

As at the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement (the “Transaction”):

●	the merger of Kismet into Nexters Inc., with Nexters Inc. surviving the merger and the security holders of Kismet (other than security holders of Kismet who elected to redeem their Kismet ordinary shares) becoming security holders of Nexters Inc. (the “Merger”),
●	the acquisition by Nexters Inc. of all the issued and outstanding share capital of Nexters Global Ltd from the holders of Nexters Global’s share capital for a combination of cash and Nexters Global’s ordinary shares, such that Nexters Global is a direct wholly owned subsidiary of Nexters Inc. (the “Share Acquisition”).

Prior to the Merger, a total of 21,811,242 Kismet ordinary shares were redeemed for a value of 218,190, resulting in a total of 3,188,758 Kismet’s public ordinary shares remaining issued and outstanding as at the time of the Merger.

Under the Business Combination Agreement, in consideration for the purchase of Nexters Global’s share capital in the Share Acquisition, Nexters Inc.:

●	paid to the shareholders of Nexters Global cash in an aggregate amount of 61,804, which consist of 57,122 paid upon consummation of the Transaction and 4,682 paid in December, 2021 in accordance with Section 2.3(a)(ii) “Determination of the Initial Cash Consideration” of the Business combination agreement filed with SEC as a part of form F-4;
●	issued to the shareholders of Nexters Global a total of 176,584,343 Nexters Inc. ordinary shares; and
●	will issue to the former shareholders of Nexters Global 20,000,000 Deferred Exchange Shares, subject to certain conditions being met, as further described in the section entitled (“Deferred Exchange Shares”).

The cash acquired by the Group in the Transaction (post all transaction related expenses) amounted to 119,659.

On January 31, 2021, Kismet, Nexters Inc. and Kismet Sponsor Limited, a British Virgin Islands business company (the “Sponsor”) entered into an amended and restated Forward Purchase Agreement (the “A&R Forward Purchase Agreement”). The A&R Forward Purchase Agreement amended the Forward Purchase Agreement, dated August 5, 2020, between Kismet and the Sponsor by, among other things, increasing the Sponsor’s purchase commitment thereunder from US$ 20 million to US$ 50 million and replacing the Sponsor’s commitment to acquire Kismet’s units with a commitment to acquire 5,000,000 Nexters Inc. ordinary shares and 1,000,000 Nexters Inc. public warrants in a private placement which occurred after the Merger and prior to the Share Acquisition.

On July 16, 2021, Kismet, Nexters Global Ltd and the Sponsor entered into separate subscription agreements (each as amended, restated or supplemented from time to time, a “PIPE Subscription Agreement”) with certain institutional investors that are not “U.S. persons” as defined in Regulation S under the Securities Act and with whom the Sponsor had prior business relationships (each, a “PIPE Investor”), pursuant to which the PIPE Investors agreed to subscribe for and purchase an aggregate of 5,000,000 Nexters ordinary shares for a purchase price of US$ 10.00 per share for an aggregate commitment of US$ 50 million in a private placements outside the United States in reliance on Regulation S under the Securities Act (the “PIPE”). The PIPE was consummated concurrently with the closing of the Transaction.

As at Closing Date, immediately subsequent to the consummation of the Transaction, there were 196,523,101 Nexters ordinary shares outstanding. Additionally, there were 20,250,000 Nexters warrants outstanding, each of which entitle the holder to purchase one Nexters ordinary share at an exercise price of US$ 11.50 per share. Furthermore, options to purchase 120,000 Nexters ordinary shares at an exercise price of US$ 10.00 per share were held by three of Kismet’s independent directors, which options vested upon the consummation of the Transaction.

The following table sets forth information regarding the shareholdings of Nexters ordinary shares as at the Closing Date immediately subsequent to the consummation of the Transaction, based on the actual number of shares held and outstanding.

	Number of	Percentage of
	Ordinary Shares	Ordinary Shares
Kismet’s public shareholders	3,188,758	1.6%
Sponsor	11,750,000	6.0%
Nexters Global shareholders	176,584,343	89.9%
PIPE investors	5,000,000	2.5%
Total	196,523,101	100%

Deferred Exchange Shares

An aggregate of 20,000,000 Nexters Inc. deferred exchange shares were issued to the former shareholders of Nexters Global as part of the Transaction. The issuance has been deferred as follows: (i) the issuance of 10,000,000 ordinary shares, in the aggregate, is deferred until the volume weighted average trading price of Nexters Inc. ordinary shares is US$ 13.50 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing; and (ii) the issuance of an additional 10,000,000 ordinary shares, in the aggregate, is deferred until the volume weighted average trading price of Nexters Inc. ordinary shares is US$ 17.00 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing.

The arrangement is accounted for in accordance with IFRS 2 and considered in calculation of the share listing expense where effect of this arrangement is reflected by market participants in the market value of Nexters Inc. shares issued to Kismet shareholders (see Note 12).

3.2.  Foreign currency translation

The consolidated financial statements are presented in US dollars (US$), which is the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally the respective local currency — US Dollar (US$), Euro (€) or Russian rouble (RUB). As at the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the US$) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

The exchange rate of the US$ to € as at December 31, 2021 and 2020 was 1.132 and 1.228 respectively. The exchange rate of the US$ to RUB as at December 31, 2021 and 2020 was 0.0134 and 0.0135 respectively.

3.3.  Property and equipment

3.3.1. Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

3.3.2. Depreciation and useful lives

Depreciation is recognized in profit or loss on the straight-line method over the useful lives of each part of an item of property and equipment.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

●	Computer hardware 2-5 years
●	Furniture, fixtures and office equipment5 years

Useful lives of leasehold improvements of leased office premises are determined at the lower between the useful life of the asset or the lease term. The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

3.4.  Intangible assets

3.4.1. Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

3.4.2. Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity. We did not have any intangible assets with indefinite useful life as at December 31, 2021 and 2020.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The average useful economic life of the intangible assets in the possession of the Group as at December 31, 2021 and 2020 is 4 years.

Amortizations periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss and other comprehensive income when the asset is derecognized.

3.5.  Right-of-use

Right-of-use assets

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Short-term leases and leases of low-value assets

The standard includes two recognition exemptions for lessees — leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).

The Group does not apply the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on such short-term leases are recognized as a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

Significant judgement in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for an additional term. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year are disclosed in Note 18.

Lessees are also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

Lease liabilities

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

3.6.  Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss.

3.7.  Financial assets

3.7.1. Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

3.7.2. Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortized cost
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition
●	Financial assets at fair value through profit or loss

Financial assets at amortized cost

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade and other receivables and loans issued.

Impairment — credit loss allowance for ECL

The Group assesses and recognizes the allowances for expected credit losses (ECLs) on financial assets measured at amortized cost.

The measurement of ECL reflects:

●	an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes;
●	present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and cash flows the Group expects to receive); and
●	all reasonable and supportable information that is relevant and available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future economic conditions.

Debt instruments measured at amortized cost are presented in the consolidated statement of financial position net of the allowance for ECL.

The Group applies a “three stage” model for impairment in accordance with IFRS 9, based on changes in credit quality since initial recognition:

1.	A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1. Financial assets in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that results from default events possible within the next 12 months (12-month ECL).
2.	If the Group identifies a significant increase in credit risk (“SICR”) since initial recognition, the asset is transferred to Stage 2 and its ECL is measured based on ECL on a lifetime basis (lifetime ECL).
3.	If the Group determines that a financial asset is credit-impaired, the asset is transferred to Stage 3 and its ECL is measured as a lifetime ECL.

For financial assets that are credit-impaired on purchase or at origination, the ECL is always measured at a lifetime ECL. Note 28 information about inputs, assumptions and estimation techniques used in measuring ECL, including an explanation of how the Group incorporates forward-looking information in the ECL models.

3.7.3. Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

●	The rights to receive cash flows from the asset have expired
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third-party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control thereover, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

3.8.  Financial liabilities

3.8.1. Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or fair value through profit or loss.

The Group’s financial liabilities predominantly include trade and other payables, loans and share warrant obligations.

3.8.2. Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

The Group’s financial instruments are categorized in the fair value hierarchy based on facts and circumstances which affect the valuation of the financial instruments as well as on the valuation method that we adopt at the end of each reporting period.

Financial liabilities at amortized cost

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR) method. The EIR amortization is included as finance costs in the net finance income/(costs) section of the consolidated statement of profit or loss and other comprehensive income.

3.8.3. Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

3.8.4. Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position if, and only if:

●	There is a currently enforceable legal right to offset the recognized amounts; and
●	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

●	Must not be contingent on a future event; and
●	Must be legally enforceable in all of the following circumstances:
(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the entity and all of the counterparties

The Group did not offset any financial assets and liabilities as at December 31, 2021 and 2020.

3.9.   Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of financial position and consolidated statement of cash flows.

3.10.   Employee benefits

Wages and salaries paid to employees are recognized as expenses in the current year. The Group also accrues expenses for future vacation payments and short-term employee bonuses. The Group and its employees also contribute to the Government Social Insurance Fund based on employees’ salaries.

Share based payment expenses relating to our employees are included in the same categories in the consolidated statement of profit or loss and other comprehensive income where the wages and salaries of corresponding employees are included. Share based payment expenses relating to key employees of the Group’s service providers are included in the same categories where the respective services are included.

3.11.   Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

3.12.   Special contribution for defense of the Republic of Cyprus

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defense fund of the Republic of Cyprus is levied at the 17% rate for 2019 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax residents of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defense is payable by the Company for the account of the shareholders.

3.13.   Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

3.14.   Revenue from contracts with customers

We derive substantially all of our revenue from the sale of virtual items and advertising services associated with our online games in accordance with IFRS 15.

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the goods and services before transferring them to the customer. Revenues and related expenses from services are recognized in the period when services are rendered, regardless of when payment is made. Contract price is allocated separately to each performance obligation based on observable stand-alone prices. There are generally no variable amounts affecting consideration at the moment such consideration is recognized as the majority of our revenue is derived from the sale of virtual items. Consideration from customers does not have any non-cash component.

Online Games. We operate our games as live services that allow players to play for free. Our identified performance obligation is to display the virtual items within the game over the estimated playing period of the paying player or until it is consumed in game play based upon the nature of the virtual item. Revenue is recognized either at a point in time or over time depending on the nature of virtual item displayed. Payment is required at time of purchase and the purchase price is a fixed amount.

Players can purchase our virtual items through various widely accepted payment methods offered in the games, including Apple iTunes accounts, Google Play accounts and Facebook local currency payments. Payments from players for virtual items are non-refundable and relate to non-cancellable contracts that specify our obligations. Such payments are initially recorded as deferred revenue.

The transaction price which we collect from our consumers is equal to the gross amount we request to be charged to our player because we are the principal in the transaction. The related platform and payment processing fees are recorded as expense in the same period when the relevant revenue is recognized while the amount of the platform and payment processing fees, which relate to the deferred revenue, is recognized as deferred platform commission fees. Revenue is recognized net of taxes, such as VAT and sales tax. Taxes are normally withheld by platforms in accordance with local laws in relevant jurisdictions, and where the platform does not serve as a tax agent the Group uses estimates to net off related tax amounts.

Advertising. We have contractual relationships to display advertisements in our games. For all advertising arrangements, we are the principal and our performance obligation is to provide the inventory for advertisements to be displayed in our games.

The pricing and terms for all our advertising arrangements are governed by either a master contract or insertion order and generally stipulate payment terms as a specific number of days subsequent to the end of the month. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit.

For in-game display advertisements, in-game offers, engagement advertisements and other advertisements, our performance obligation is satisfied over the life of contract (i.e., over time), with revenue being accounted for using practical expedient and recognized monthly using end-of-the month recognition approach.

Taxes Collected from Customers. As stated above we present our revenue net of taxes collected from customers and remitted to governmental authorities in our consolidated statement of profit or loss and other comprehensive income.

3.15.   Recognition of interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR method. The EIR (and therefore, the amortized cost of the asset) is calculated by taking into account any discount or premium on acquisition, fees and costs that are an integral part of the EIR of the financial instrument.

Interest expense derived from borrowings attracted from various third parties including banks as part of financing arrangements is classified as interest expense. Cash disbursements of interest are included into interest paid in the consolidated statement of cash flows.

3.16.   Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby they render services as consideration for equity instruments (equity-settled transactions) and relevant cash consideration (cash-settled transactions).

The cost of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The consolidated statement of profit or loss and other comprehensive income expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized in the relevant cost and expense categories.

The cost of cash-settled transactions is recognized at fair value at the grant date using a relevant evaluation model (for details see Note 29). The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense that would have been incurred had the terms not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in previous paragraph.

For the share-based payments transactions in which the employee has a choice of settlement the amount of the cash alternative may be fixed or variable and, if variable, may be determinable in a manner that is related, or unrelated, to the price of the entity’s shares.

All of the components of share-based payments with a choice of settlement are treated as compound financial instrument, that includes both a liability and an equity component.

For each component the fair value of cash consideration is estimated first, and the fair value of equity component is estimated consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date.

3.17.   Share listing expense

In accordance with IFRS 2, the difference in the fair value of the consideration for the acquisition of an exchange listed SPAC entity that does not meet the definition of a business under IFRS 3 and the fair value of its identifiable net assets will represent a service for listing of the Company and be accounted for as a share-based payment expense.

The consideration for the acquisition of SPAC is determined using the fair values of the Company´s ordinary shares and public and private warrants as at the date of the transaction. It is recognized as Share listing expense presented as part of the financial result from operations within the consolidated statement of profit or loss and other comprehensive income.

The consolidated financial statements reflect the substance of the transaction, which is that Nexters Inc. is the continuing entity. Nexters Global is deemed to have issued shares in exchange for the cash held by SPAC, together with the listing status of SPAC. However, the listing status does not qualify for recognition as an intangible asset, and therefore needs to be expensed in profit or loss.